Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Summary of assets held under capital leases included in property and equipment, net

Assets held under finance leases are included in Property and equipment, net on the unaudited Condensed Consolidated Balance Sheets and include the following:

Dollars in thousands	March 31, 2022	December 31, 2021
Gross property and equipment	$11,178	$11,380
Accumulated depreciation	(7,727)	(7,285)
Net property and equipment	$3,451	$4,095

Dollars in thousands	December 31, 2021	December 31, 2020
Gross property and equipment	$11,380	$10,677
Accumulated depreciation	(7,285)	(5,204)
Net property and equipment	$4,095	$5,473

Summary of future minimum lease payments under operating leases

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of March 31, 2022 is presented in the following table:

Dollars in thousands	Total	2022	2023
Minimum estimated movie content commitments	$49,574	$40,709	$8,865

	Capital	Operating
Dollars in thousands	Leases	Leases(1)
2022	$2,116	$3,527
2023	1,010	3,045
2024	387	2,244
2025	144	1,687
2026 & Thereafter	—	—
Total minimum lease commitments	$3,657	$10,503
Less: Current portion of capital lease obligations	(2,116)
Long-term portion of capital lease obligations	$1,541
(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.

Schedule of future minimum lease payments under capital leases

	Capital	Operating
Dollars in thousands	Leases	Leases(1)
2022	$2,116	$3,527
2023	1,010	3,045
2024	387	2,244
2025	144	1,687
2026 & Thereafter	—	—
Total minimum lease commitments	$3,657	$10,503
Less: Current portion of capital lease obligations	(2,116)
Long-term portion of capital lease obligations	$1,541
(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.

Summary of minimum estimated movie content commitments

Dollars in thousands	Total	2022	2023
Minimum estimated movie content commitments	$23,969	$19,860	$4,109